                                        [LOGO]








                                                                           VUL-I

                                                              Variable Universal

                                                                  Life Insurance

                                                        From Connecticut General




                                                                   ANNUAL REPORT

                                                               December 31, 1996
[LOGO]

CIGNA INDIVIDUAL
INSURANCE

         TABLE OF CONTENTS

         PRESIDENT'S LETTER

         ECONOMIC REVIEW AND OUTLOOK

         SCHEDULE OF CHANGES IN UNIT VALUES

         CONNECTICUT GENERAL VARIABLE LIFE SEPARATE ACCOUNT II FINANCIAL STATEMENTS

         FUND REPORTS:

                 AIM VARIABLE INSURANCE FUNDS, INC. ANNUAL REPORTS

                 AIM V.I. CAPITAL APPRECIATION FUND
                   AIM V.I. DIVERSIFIED INCOME FUND
                   AIM V.I. GROWTH FUND
                   AIM V.I. VALUE FUND

                 CIGNA VARIABLE PRODUCTS GROUP ANNUAL REPORT
                   CIGNA VARIABLE PRODUCTS MONEY MARKET FUND

                 FIDELITY INVESTMENTS
                 VARIABLE INSURANCE PRODUCTS FUNDS ANNUAL REPORT

                 EQUITY-INCOME PORTFOLIO

                 VARIABLE INSURANCE PRODUCTS FUNDS II
                   ANNUAL REPORT*

                 INVESTMENT GRADE BOND PORTFOLIO
                   ASSET MANAGER PORTFOLIO

                 MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST-SM- ANNUAL REPORTS

                 MFS TOTAL RETURN SERIES
                   MFS UTILITIES SERIES
                   MFS WORLD GOVERNMENT SERIES

                 OCC ACCUMULATION TRUST ANNUAL REPORT

                 SMALL CAP PORTFOLIO
                   GLOBAL EQUITY PORTFOLIO
                   MANAGED PORTFOLIO

                 TEMPLETON VARIABLE PRODUCT SERIES FUND
                   ANNUAL REPORTS

                 TEMPLETON STOCK FUND
                   TEMPLETON INTERNATIONAL FUND
                   TEMPLETON ASSET ALLOCATION FUND

                                                                      [LOGO]

[PHOTO]                                                                   [LOGO]
             THOMAS C. JONES
             President

                                                         900 Cottage Grove Road
                                                         Routing S-249
                                                         Hartford, CT 06152-2249

Dear Client:

It is a pleasure to provide you with this report on the performance of your VUL-1 Variable Universal Life Insurance product for the year ended December 31, 1996.

The report includes a summary of sub-account performance for the past 12 months and financial data for each of the portfolio options available under your product. In addition, we have included an informative interview with Edward Guay, CIGNA's chief economist. The interview deals with significant national and international economic trends affecting key financial markets, and I hope you will take a few minutes to read it carefully.

As we begin a new year, the CIGNA Individual Insurance team remains committed to providing financial solutions that meet your expectations and needs. Whether your concerns involve family and business succession planning, income protection, retirement savings or asset accumulation, our organization is dedicated to offering product solutions of recognized value -- and to back those solutions with consistently superior service, unquestioned financial security and complete product disclosure.

As part of our service commitment -- and to keep you fully informed about your purchase and trends that could affect your financial planning decisions -- CIGNA Individual Insurance has recently established a home page on the Internet. If you have a computer link to the Internet and are interested in viewing helpful information about retirement planning, you can visit our website at HTTP://WWW.CIGNA.COM.

In addition, of course, you can call our Annuity and Variable Life Services Center at 1.800.522.9898, Monday through Friday, 8 a.m. to 7 p.m. Eastern time. Our representatives will be happy to answer any questions about this report, or to respond to any requests or concerns.

With that, please accept my thanks for your loyalty and trust in choosing CIGNA, and allow me to assure you that we will continue to concentrate our efforts and resources on providing superior solutions that meet your long-term financial goals and solve your increasingly complex financial planning needs.

Sincerely,

             [SIG]
Thomas C. Jones

                          ECONOMIC REVIEW AND OUTLOOK
       AN INTERVIEW WITH EDWARD GUAY, CHIEF ECONOMIST, CIGNA CORPORATION

HOW DID THE U.S. ECONOMY AND OTHER NATIONAL ECONOMIES PERFORM IN 1996?

The U.S. economy performed well during 1996, as did several other national economies. Economic activity in the U.S. continued a broadening recovery from the slowdown of late 1994 and early 1995 which was engineered by the Federal Reserve. This recovery was held back to some extent by the lingering weakness among some of the major trading partners of the U.S. However, many of the previous restraints on U.S. growth -- such as the real estate overbuilding during the 1980s -- became less significant restraints as the markets absorbed past excesses. The U.S. also benefited from a flood of liquidity as central banks in many parts of the world aggressively eased interest rates to try to restore growth.

Some other countries also recovered strongly last year. In some cases, such as Mexico, Venezuela, Argentina, and the Scandinavian countries, the recoveries were rebounds from past crises. In other cases, the resumption of growth reflected stronger and more sustainable growth of both output and final demand. In the latter group were Canada, the United Kingdom and Australia.

There was some political background "noise" during the year in the U.S. and elsewhere. But nowhere was it particularly disruptive of long-term economic fundamentals. In all, 1996 was a vintage year for the U.S. and marked the beginning of what should be several good years for the world economy.

WHAT KEY FACTORS ARE EXPECTED TO DRIVE WORLDWIDE GROWTH THIS YEAR?

The major engines of growth will include energy refining and development and stronger demand for infrastructure products, such as power generation and communications equipment.

DID INFLATION POSE A SERIOUS THREAT ON THE WORLD ECONOMIC SCENE IN 1996?

Although there were several inflation shocks last year, the massive liquidity expansion did not cause inflation to rise. Excess capacity and labor in world markets combined with technological change, continuing corporate restructuring, and relatively free trade to help keep prices under control.

WHAT WERE THE MAJOR TRENDS IN THE U.S. BOND MARKET LAST YEAR?

When 1996 began, the U.S. bond market anticipated recession, but by late spring the bond market was more fearful of resurging growth. Treasury bond yields rose from 6% to more than 7% between the end of 1995 and the middle of 1996 because of the shift in psychology and futures trading. But from August through November, fears of growth eased and bond yields retraced more than half the earlier rise. Although good economic news caused another setback in the bond market in December, the bond market performed better than generally expected for the year as a whole.

WHAT ABOUT THE PERFORMANCE OF THE EQUITY MARKET?

The equity market performed extraordinarily well again in 1996, although it was mainly the large capitalization domestic stocks that did well. Small capitalization domestic stocks, many major international markets, most notably the Japanese market, and some of the emerging markets, particularly in Asia, underperformed. Profits were stronger than expected and balance sheets continued to improve, primarily because of restructuring, share buybacks, and the deepening and broadening impact of new technology. The financial improvement and increased liquidity benefited both the stock market and the corporate bond market.

IS THE U.S. EQUITY MARKET LIKELY TO SUSTAIN ITS STRONG GROWTH OF RECENT YEARS? WHAT ABOUT FOREIGN MARKETS?

U.S. equity valuations may experience a correction because they are at the highest levels in 30 years and there is less scope now for extraordinary profit gains from either a reduced rate of inflation or restructuring. But in foreign equity markets, the scope for restructuring and for unusual profits gains remains large. A sustained bull market in international markets could run for another two to four years.

WHAT IS THE ECONOMIC OUTLOOK FOR 1997?

The new year should bring continued growth in the U.S. and somewhat more favorable trends in the world economy. Several U.S. economic sectors are already operating at or above potential and are not likely to contribute greatly to growth during 1997. Among those are autos, housing, and some key components of business investment spending. Other U.S. economic sectors and regions are still operating well below their normal capabilities and offer the potential for upside surprises during the year. U.S. growth will be spurred by commercial construction and export industries.

After growing by more than 3.0% during 1996, the U.S. economy should be able to grow by 2.75% to 3.0% during 1997, but with somewhat different composition. Overall, our world view is still optimistic. The next year or two should be good for business, and for diversified investors.

                         VUL-I VARIABLE UNIVERSAL LIFE
                       SCHEDULE OF CHANGES IN UNIT VALUE
                         PERIOD ENDED DECEMBER 31, 1996

                                                                  DATE
                                                               INITIALLY
                                                                 FUNDED     ACCUMULATION    12/31/96      % CHANGE
                                                               (INCEPTION    UNIT VALUE   ACCUMULATION     SINCE
 SUB-ACCOUNT                                                     DATE)      AT INCEPTION   UNIT VALUE    INCEPTION
 AIM V.I. Capital Appreciation Fund                              5/6/96     $10.000000    $10.486698           4.9
 AIM V.I. Diversified Income Fund                               5/22/96      10.000000     10.868038           8.7
 AIM V.I. Growth Fund                                           5/22/96      10.000000     10.546548           5.5
 AIM V.I. Value Fund                                             5/6/96      10.000000     11.316054          13.2
 CIGNA Variable Products Money Market Fund                       5/6/96      10.000000     10.274144           2.7
 Fidelity VIP Equity Income Portfolio                            5/6/96      10.000000     10.953184           9.5
 Fidelity VIP II: Asset Manager Portfolio                        7/1/96      10.000000     10.747301           7.5
 Fidelity VIP II: Investment Grade Bond Portfolio                5/6/96      10.000000     10.615798           6.2
 MFS Total Return Series                                        5/28/96      10.000000     10.818148           8.2
 MFS Utilities Series                                           8/19/96      10.000000     11.210158          12.1
 MFS World Governments Series                                    5/6/96      10.000000     10.546056           5.5
 OCC Global Equity Portfolio                                     5/6/96      10.000000     10.865525           8.7
 OCC Managed Portfolio                                          5/28/96      10.000000     11.116268          11.2
 OCC Small Cap Portfolio                                        5/21/96      10.000000     10.558285           5.6
 Templeton Asset Allocation Fund                                 5/6/96      10.000000     11.154447          11.5
 Templeton International Fund                                   5/21/96      10.000000     11.295688          13.0
 Templeton Stock Fund                                           5/22/96      10.000000     11.095968          11.0

Accumulation Unit Values are net of charges against the assets of the Variable Account for the assumption of mortality and expense risks and for administrative expenses.

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT II
FINANCIAL STATEMENTS
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

                                                                                                           CIGNA       FIDELITY
                                                                                                         VARIABLE         VIP
                                                                                                         PRODUCTS      PORTFOLIO
                                                       AIM VARIABLE INSURANCE FUNDS SUB-ACCOUNTS           GROUP      SUB-ACCOUNT
                                                   --------------------------------------------------   SUB-ACCOUNT   -----------
                                                     CAPITAL    DIVERSIFIED                            -------------    EQUITY-
                                                   APPRECIATION   INCOME       GROWTH        VALUE     MONEY MARKET     INCOME
                                                   -----------  -----------  -----------  -----------  -------------  -----------
ASSETS:
Investment in variable insurance funds at
  value..........................................  $   300,215  $    79,943  $   396,937  $   400,047   $   183,119   $   298,186
Receivable from Connecticut General Life
  Insurance Company..............................        1,097      --           135,631        1,645       --                475
Receivable for fund shares sold..................      --                52      --           --            --            --
                                                   -----------  -----------  -----------  -----------  -------------  -----------
    Total assets.................................      301,312       79,995      532,568      401,692       183,119       298,661
                                                   -----------  -----------  -----------  -----------  -------------  -----------

LIABILITIES:
Payable to Connecticut General Life Insurance
  Company........................................      --                52      --           --            --            --
Payable for fund shares purchased................        1,097      --           135,631        1,645       --                475
                                                   -----------  -----------  -----------  -----------  -------------  -----------
    Total liabilities............................        1,097           52      135,631        1,645       --                475
                                                   -----------  -----------  -----------  -----------  -------------  -----------
    Net assets...................................  $   300,215  $    79,943  $   396,937  $   400,047   $   183,119   $   298,186
                                                   -----------  -----------  -----------  -----------  -------------  -----------
                                                   -----------  -----------  -----------  -----------  -------------  -----------
Accumulation units outstanding...................       28,628        7,356       37,637       35,352        17,823        27,224
Net asset value per accumulation unit............  $ 10.486698  $ 10.868038  $ 10.546548  $ 11.316054   $ 10.274144   $ 10.953184


                                                       FIDELITY VIP II
                                                    PORTFOLIO SUB-ACCOUNTS
                                                   ------------------------
                                                      ASSET     INVESTMENT
                                                     MANAGER    GRADE BOND
                                                   -----------  -----------
ASSETS:
Investment in variable insurance funds at
  value..........................................  $    68,048  $    40,821
Receivable from Connecticut General Life
  Insurance Company..............................      --           --
Receivable for fund shares sold..................      --           --
                                                   -----------  -----------
    Total assets.................................       68,048       40,821
                                                   -----------  -----------
LIABILITIES:
Payable to Connecticut General Life Insurance
  Company........................................      --           --
Payable for fund shares purchased................      --           --
                                                   -----------  -----------
    Total liabilities............................      --           --
                                                   -----------  -----------
    Net assets...................................  $    68,048  $    40,821
                                                   -----------  -----------
                                                   -----------  -----------
Accumulation units outstanding...................        6,332        3,845
Net asset value per accumulation unit............  $ 10.747301  $ 10.615798

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT II
FINANCIAL STATEMENTS (CONTINUED)
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

                                                                              OCC ACCUMULATION TRUST
                                        MFS SERIES SUB-ACCOUNTS                   SUB-ACCOUNTS *
                                  -----------------------------------   ----------------------------------
                                    TOTAL                    WORLD        GLOBAL
                                    RETURN    UTILITIES   GOVERNMENTS     EQUITY     MANAGED    SMALL CAP
                                  ----------  ----------  -----------   ----------  ----------  ----------
ASSETS:
Investment in variable insurance
  funds at value................  $  126,098  $    5,819  $    10,041   $   16,055  $  242,604  $  170,376
Receivable from Connecticut
  General Life Insurance
  Company.......................      --          --          --            --          --          --
Receivable for fund shares
  sold..........................      --          --          --            --          --          --
                                  ----------  ----------  -----------   ----------  ----------  ----------
    Total assets................     126,098       5,819       10,041       16,055     242,604     170,376
                                  ----------  ----------  -----------   ----------  ----------  ----------

LIABILITIES:
Payable to Connecticut General
  Life Insurance Company........      --          --          --            --          --          --
Payable for fund shares
  purchased.....................      --          --          --            --          --          --
                                  ----------  ----------  -----------   ----------  ----------  ----------
    Total liabilities...........      --          --          --            --          --          --
                                  ----------  ----------  -----------   ----------  ----------  ----------
    Net assets..................  $  126,098  $    5,819  $    10,041   $   16,055  $  242,604  $  170,376
                                  ----------  ----------  -----------   ----------  ----------  ----------
                                  ----------  ----------  -----------   ----------  ----------  ----------
Accumulation units
  outstanding...................      11,656         519          952        1,478      21,824      16,137
Net asset value per accumulation
  unit..........................  $10.818148  $11.210158  $ 10.546056   $10.865525  $11.116268  $10.558285

                                       TEMPLETON VARIABLE PRODUCTS
                                         SERIES FUND SUB-ACCOUNTS
                                  --------------------------------------
                                    ASSET
                                  ALLOCATION  INTERNATIONAL     STOCK
                                  ----------  -------------   ----------
ASSETS:
Investment in variable insurance
  funds at value................  $  312,377   $    373,559   $   91,496
Receivable from Connecticut
  General Life Insurance
  Company.......................      --                594       --
Receivable for fund shares
  sold..........................      --           --             --
                                  ----------  -------------   ----------
    Total assets................     312,377        374,153       91,496
                                  ----------  -------------   ----------
LIABILITIES:
Payable to Connecticut General
  Life Insurance Company........      --           --             --
Payable for fund shares
  purchased.....................      --                594       --
                                  ----------  -------------   ----------
    Total liabilities...........      --                594       --
                                  ----------  -------------   ----------
    Net assets..................  $  312,377   $    373,559   $   91,496
                                  ----------  -------------   ----------
                                  ----------  -------------   ----------
Accumulation units
  outstanding...................      28,005         33,071        8,246
Net asset value per accumulation
  unit..........................  $11.154447   $  11.295688   $11.095968

--------------------------

* Formerly Quest for Value Accumulation Trust

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT II
FINANCIAL STATEMENTS
STATEMENTS OF OPERATIONS
FOR THE PERIOD FROM INCEPTION (DATE DEPOSITS FIRST RECEIVED) TO
DECEMBER 31, 1996

                                                                                                               CIGNA
                                                                                                             VARIABLE
                                                                                                             PRODUCTS
                                                        AIM VARIABLE INSURANCE FUNDS SUB-ACCOUNTS              GROUP
                                                 --------------------------------------------------------   SUB-ACCOUNT
                                                   CAPITAL      DIVERSIFIED                                -------------
                                                 APPRECIATION     INCOME         GROWTH         VALUE      MONEY MARKET
                                                 ------------  -------------  -------------  ------------  -------------
Inception date.................................   May 6, 1996   May 22, 1996   May 22, 1996   May 6, 1996   May 6, 1996

INVESTMENT INCOME:
Dividends......................................  $        321  $       3,336  $         833  $      1,608   $     2,053

EXPENSES:
Mortality and expense risk and administrative
  charges......................................           385             88            282           468           315
                                                 ------------  -------------  -------------  ------------  -------------
    Net investment gain (loss).................           (64)         3,248            551         1,140         1,738
                                                 ------------  -------------  -------------  ------------  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Capital distributions from portfolio
  sponsors.....................................       --            --                9,355        15,593       --
Net realized gain on share transactions........           379             11            337           337       --
                                                 ------------  -------------  -------------  ------------  -------------
    Net realized gain..........................           379             11          9,692        15,930       --
Net unrealized gain (loss).....................         2,251         (1,549)        (9,782)       (3,822)      --
                                                 ------------  -------------  -------------  ------------  -------------
    Net realized and unrealized gain (loss) on
      investments..............................         2,630         (1,538)           (90)       12,108       --
                                                 ------------  -------------  -------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS..............................  $      2,566  $       1,710  $         461  $     13,248   $     1,738
                                                 ------------  -------------  -------------  ------------  -------------
                                                 ------------  -------------  -------------  ------------  -------------


                                                 FIDELITY VIP
                                                  PORTFOLIO         FIDELITY VIP II
                                                 SUB-ACCOUNT     PORTFOLIO SUB-ACCOUNTS
                                                 ------------  --------------------------
                                                   EQUITY-        ASSET       INVESTMENT
                                                    INCOME       MANAGER      GRADE BOND
                                                 ------------  ------------  ------------
Inception date.................................   May 6, 1996  July 1, 1996   May 6, 1996
INVESTMENT INCOME:
Dividends......................................  $    --       $    --       $    --
EXPENSES:
Mortality and expense risk and administrative
  charges......................................           322            89            32
                                                 ------------  ------------  ------------
    Net investment gain (loss).................          (322)          (89)          (32)
                                                 ------------  ------------  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Capital distributions from portfolio
  sponsors.....................................       --            --            --
Net realized gain on share transactions........           350           344             4
                                                 ------------  ------------  ------------
    Net realized gain..........................           350           344             4
Net unrealized gain (loss).....................         5,635         1,319           (66)
                                                 ------------  ------------  ------------
    Net realized and unrealized gain (loss) on
      investments..............................         5,985         1,663           (62)
                                                 ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS..............................  $      5,663  $      1,574  $        (94)
                                                 ------------  ------------  ------------
                                                 ------------  ------------  ------------

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT II
FINANCIAL STATEMENTS (CONTINUED)
STATEMENTS OF OPERATIONS
FOR THE PERIOD FROM INCEPTION (DATE DEPOSITS FIRST RECEIVED) TO
DECEMBER 31, 1996

                                            MFS SERIES SUB-ACCOUNTS               OCC ACCUMULATION TRUST SUB-ACCOUNTS *
                                  --------------------------------------------  ------------------------------------------
                                                                     WORLD         GLOBAL
                                  TOTAL RETURN      UTILITIES     GOVERNMENTS      EQUITY        MANAGED       SMALL CAP
                                  -------------  ---------------  ------------  ------------  -------------  -------------
Inception date..................   May 28, 1996  August 19, 1996   May 6, 1996   May 6, 1996   May 28, 1996   May 21, 1996

INVESTMENT INCOME:
Dividends.......................  $       1,859  $           135  $    --       $         56  $    --        $    --

EXPENSES:
Mortality and expense risk and
  administrative charges........            165                9            13            24            375            281
                                  -------------  ---------------  ------------  ------------  -------------  -------------
    Net investment gain
      (loss)....................          1,694              126           (13)           32           (375)          (281)
                                  -------------  ---------------  ------------  ------------  -------------  -------------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
Capital distributions from
  portfolio sponsors............            808              350       --                 85       --             --
Net realized gain (loss) on
  share transactions............             61               (1)      --                  7            174             26
                                  -------------  ---------------  ------------  ------------  -------------  -------------
    Net realized gain (loss)....            869              349       --                 92            174             26
Net unrealized gain.............            656                9            24           375         11,891          9,222
                                  -------------  ---------------  ------------  ------------  -------------  -------------
    Net realized and unrealized
      gain on investments.......          1,525              358            24           467         12,065          9,248
                                  -------------  ---------------  ------------  ------------  -------------  -------------
INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...............  $       3,219  $           484  $         11  $        499  $      11,690  $       8,967
                                  -------------  ---------------  ------------  ------------  -------------  -------------
                                  -------------  ---------------  ------------  ------------  -------------  -------------

                                         TEMPLETON VARIABLE PRODUCTS
                                           SERIES FUND SUB-ACCOUNTS
                                  ------------------------------------------
                                     ASSET
                                   ALLOCATION   INTERNATIONAL      STOCK
                                  ------------  -------------  -------------
Inception date..................   May 6, 1996   May 21, 1996   May 22, 1996
INVESTMENT INCOME:
Dividends.......................  $    --       $    --        $    --
EXPENSES:
Mortality and expense risk and
  administrative charges........           244            473            121
                                  ------------  -------------  -------------
    Net investment gain
      (loss)....................          (244)          (473)          (121)
                                  ------------  -------------  -------------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
Capital distributions from
  portfolio sponsors............       --            --             --
Net realized gain (loss) on
  share transactions............           249            156            (25)
                                  ------------  -------------  -------------
    Net realized gain (loss)....           249            156            (25)
Net unrealized gain.............         8,859         22,647          4,870
                                  ------------  -------------  -------------
    Net realized and unrealized
      gain on investments.......         9,108         22,803          4,845
                                  ------------  -------------  -------------
INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...............  $      8,864  $      22,330  $       4,724
                                  ------------  -------------  -------------
                                  ------------  -------------  -------------

--------------------------

* Formerly Quest for Value Accumulation Trust

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT II
FINANCIAL STATEMENTS
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM INCEPTION (DATE DEPOSITS FIRST RECEIVED) TO
DECEMBER 31, 1996

                                                                                                                   CIGNA
                                                                                                                 VARIABLE
                                                                                                                 PRODUCTS
                                                            AIM VARIABLE INSURANCE FUNDS SUB-ACCOUNTS              GROUP
                                                     --------------------------------------------------------   SUB-ACCOUNT
                                                       CAPITAL      DIVERSIFIED                                -------------
                                                     APPRECIATION     INCOME         GROWTH         VALUE      MONEY MARKET
                                                     ------------  -------------  -------------  ------------  -------------
Inception date.....................................   May 6, 1996   May 22, 1996   May 22, 1996   May 6, 1996   May 6, 1996

OPERATIONS:
Net investment gain (loss).........................  $        (64) $       3,248  $         551  $      1,140   $     1,738
Net realized gain..................................           379             11          9,692        15,930       --
Net unrealized gain (loss).........................         2,251         (1,549)        (9,782)       (3,822)      --
                                                     ------------  -------------  -------------  ------------  -------------
  Net increase (decrease) from operations..........         2,566          1,710            461        13,248         1,738
                                                     ------------  -------------  -------------  ------------  -------------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits, net of premium load..........       101,952          1,147        108,913        94,506        29,639
Participant transfers..............................       207,039         80,113        292,966       306,773       162,260
Participant withdrawals............................       (11,342)        (3,027)        (5,403)      (14,480)      (10,518)
                                                     ------------  -------------  -------------  ------------  -------------
  Net increase from participant transactions.......       297,649         78,233        396,476       386,799       181,381
                                                     ------------  -------------  -------------  ------------  -------------
    Total increase in net assets...................       300,215         79,943        396,937       400,047       183,119

NET ASSETS:
Beginning of period................................       --            --             --             --            --
                                                     ------------  -------------  -------------  ------------  -------------
End of period......................................  $    300,215  $      79,943  $     396,937  $    400,047   $   183,119
                                                     ------------  -------------  -------------  ------------  -------------
                                                     ------------  -------------  -------------  ------------  -------------
PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN
  UNITS):
Participant deposits...............................         9,708            109         10,164         8,581         2,928
Participant transfers..............................        20,023          7,532         27,995        28,109        15,929
Participant withdrawals............................        (1,103)          (285)          (522)       (1,338)       (1,034)
                                                     ------------  -------------  -------------  ------------  -------------
    Net increase in units from participant
      transactions.................................        28,628          7,356         37,637        35,352        17,823
                                                     ------------  -------------  -------------  ------------  -------------
                                                     ------------  -------------  -------------  ------------  -------------


                                                     FIDELITY VIP
                                                      PORTFOLIO         FIDELITY VIP II
                                                     SUB-ACCOUNT     PORTFOLIO SUB-ACCOUNTS
                                                     ------------  --------------------------
                                                       EQUITY-        ASSET       INVESTMENT
                                                        INCOME       MANAGER      GRADE BOND
                                                     ------------  ------------  ------------
Inception date.....................................   May 6, 1996  July 1, 1996   May 6, 1996
OPERATIONS:
Net investment gain (loss).........................  $       (322) $        (89) $        (32)
Net realized gain..................................           350           344             4
Net unrealized gain (loss).........................         5,635         1,319           (66)
                                                     ------------  ------------  ------------
  Net increase (decrease) from operations..........         5,663         1,574           (94)
                                                     ------------  ------------  ------------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits, net of premium load..........        40,360        25,510           668
Participant transfers..............................       260,509        42,284        41,527
Participant withdrawals............................        (8,346)       (1,320)       (1,280)
                                                     ------------  ------------  ------------
  Net increase from participant transactions.......       292,523        66,474        40,915
                                                     ------------  ------------  ------------
    Total increase in net assets...................       298,186        68,048        40,821
NET ASSETS:
Beginning of period................................       --            --            --
                                                     ------------  ------------  ------------
End of period......................................  $    298,186  $     68,048  $     40,821
                                                     ------------  ------------  ------------
                                                     ------------  ------------  ------------
PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN
  UNITS):
Participant deposits...............................         3,789         2,464            61
Participant transfers..............................        24,210         3,993         3,905
Participant withdrawals............................          (775)         (125)         (121)
                                                     ------------  ------------  ------------
    Net increase in units from participant
      transactions.................................        27,224         6,332         3,845
                                                     ------------  ------------  ------------
                                                     ------------  ------------  ------------

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT II
FINANCIAL STATEMENTS (CONTINUED)
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM INCEPTION (DATE DEPOSITS FIRST RECEIVED) TO
DECEMBER 31, 1996

                                            MFS SERIES SUB-ACCOUNTS               OCC ACCUMULATION TRUST SUB-ACCOUNTS *
                                  --------------------------------------------  ------------------------------------------
                                      TOTAL                          WORLD         GLOBAL
                                     RETURN         UTILITIES     GOVERNMENTS      EQUITY        MANAGED       SMALL CAP
                                  -------------  ---------------  ------------  ------------  -------------  -------------
Inception date..................   May 28, 1996  August 19, 1996   May 6, 1996   May 6, 1996   May 28, 1996   May 21, 1996
OPERATIONS:
Net investment gain (loss)......  $       1,694  $           126  $        (13) $         32  $        (375) $        (281)
Net realized gain (loss)........            869              349       --                 92            174             26
Net unrealized gain.............            656                9            24           375         11,891          9,222
                                  -------------  ---------------  ------------  ------------  -------------  -------------
    Net increase from
      operations................          3,219              484            11           499         11,690          8,967
                                  -------------  ---------------  ------------  ------------  -------------  -------------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits, net of
  premium load..................         42,659               64         2,843         1,678         31,531         16,598
Participant transfers...........         82,784            5,527         7,813        14,816        207,398        150,455
Participant withdrawals.........         (2,564)            (256)         (626)         (938)        (8,015)        (5,644)
                                  -------------  ---------------  ------------  ------------  -------------  -------------
    Net increase from
      participant
      transactions..............        122,879            5,335        10,030        15,556        230,914        161,409
                                  -------------  ---------------  ------------  ------------  -------------  -------------
    Total increase in net
      assets....................        126,098            5,819        10,041        16,055        242,604        170,376
NET ASSETS:
Beginning of period.............       --              --              --            --            --             --
                                  -------------  ---------------  ------------  ------------  -------------  -------------
End of period...................  $     126,098  $         5,819  $     10,041  $     16,055  $     242,604  $     170,376
                                  -------------  ---------------  ------------  ------------  -------------  -------------
                                  -------------  ---------------  ------------  ------------  -------------  -------------
PARTICIPANT ACCUMULATION UNIT
  TRANSACTIONS (IN UNITS):
Participant deposits............          4,082                6           273           159          2,911          1,614
Participant transfers...........          7,818              537           739         1,409         19,660         15,075
Participant withdrawals.........           (244)             (24)          (60)          (90)          (747)          (552)
                                  -------------  ---------------  ------------  ------------  -------------  -------------
    Net increase in units from
      participant
      transactions..............         11,656              519           952         1,478         21,824         16,137
                                  -------------  ---------------  ------------  ------------  -------------  -------------
                                  -------------  ---------------  ------------  ------------  -------------  -------------

                                         TEMPLETON VARIABLE PRODUCTS
                                           SERIES FUND SUB-ACCOUNTS
                                  ------------------------------------------
                                     ASSET
                                   ALLOCATION   INTERNATIONAL      STOCK
                                  ------------  -------------  -------------
Inception date..................   May 6, 1996   May 21, 1996   May 22, 1996
OPERATIONS:
Net investment gain (loss)......  $       (244) $        (473) $        (121)
Net realized gain (loss)........           249            156            (25)
Net unrealized gain.............         8,859         22,647          4,870
                                  ------------  -------------  -------------
    Net increase from
      operations................         8,864         22,330          4,724
                                  ------------  -------------  -------------
ACCUMULATION UNIT TRANSACTIONS:
Participant deposits, net of
  premium load..................         8,075         60,621          8,496
Participant transfers...........       297,737        302,403         81,619
Participant withdrawals.........        (2,299)       (11,795)        (3,343)
                                  ------------  -------------  -------------
    Net increase from
      participant
      transactions..............       303,513        351,229         86,772
                                  ------------  -------------  -------------
    Total increase in net
      assets....................       312,377        373,559         91,496
NET ASSETS:
Beginning of period.............       --            --             --
                                  ------------  -------------  -------------
End of period...................  $    312,377  $     373,559  $      91,496
                                  ------------  -------------  -------------
                                  ------------  -------------  -------------
PARTICIPANT ACCUMULATION UNIT
  TRANSACTIONS (IN UNITS):
Participant deposits............           771          5,685            798
Participant transfers...........        27,444         28,489          7,769
Participant withdrawals.........          (210)        (1,103)          (321)
                                  ------------  -------------  -------------
    Net increase in units from
      participant
      transactions..............        28,005         33,071          8,246
                                  ------------  -------------  -------------
                                  ------------  -------------  -------------

--------------------------

* Formerly Quest for Value Accumulation Trust

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1996
--------------------------------------------------------------------------------

1.  ORGANIZATION

    CG Variable Life Insurance Separate Account II (the Account) is registered as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The operations of the Account are part of the operations of Connecticut General Life Insurance Company (CG Life). The assets and liabilities of the Account are clearly identified and distinguished from other assets and liabilities of CG Life. The assets of the Account are not available to meet the general obligations of CG Life and are held for the exclusive benefit of the participants.

    The assets of the Account are divided into variable sub-accounts each of which is invested in shares of one of seventeen portfolios (mutual funds) of seven diversified open-end management investment companies, each portfolio with its own investment objective. The variable sub-accounts are:

    AIM VARIABLE INSURANCE FUNDS, INC.:--

       AIM V.I. Capital Appreciation Fund
       AIM V.I. Diversified Income Fund
       AIM V.I. Growth Fund
       AIM V.I. Value Fund

    CIGNA VARIABLE PRODUCTS GROUP:--

       CIGNA Variable Products Money Market Fund

    FIDELITY VARIABLE INSURANCE PRODUCTS FUND:--

       Equity-Income Portfolio

    FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:--

       Asset Manager Portfolio
       Investment Grade Bond Portfolio

    MFS VARIABLE INSURANCE TRUST:--

       MFS Total Return Series
       MFS Utilities Series
       MFS World Governments Series

    OCC (FORMERLY QUEST FOR VALUE) ACCUMULATION TRUST:--

       OCC Global Equity Portfolio
       OCC Managed Portfolio
       OCC Small Cap Portfolio

    TEMPLETON VARIABLE PRODUCTS SERIES FUND:--

       Templeton Asset Allocation Fund
       Templeton International Fund
       Templeton Stock Fund

2.  SIGNIFICANT ACCOUNTING POLICIES

    These financial statements have been prepared in conformity with generally accepted accounting principles. The following is a summary of significant accounting policies consistently followed in the preparation of the Account's financial statements.

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
    A. INVESTMENT VALUATION:--Investments held by the sub-accounts are valued at their respective closing net asset values per share as determined by the mutual funds as of December 31, 1996. The difference between cost and value is reflected as unrealized gain (loss) in the Statements of Operations.

    B. INVESTMENT TRANSACTIONS:--Investment transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on sales of investments are determined by the last-in, first-out cost basis of the investment sold. Dividend and capital gain distributions are recorded on the ex-dividend date. Investment transactions are settled through CG Life.

    C. FEDERAL INCOME TAXES:--The operations of the Account form a part of, and are taxed with, the total operations of CG Life, which is taxed as a life insurance company. Under existing federal income tax law, investment income (dividends) and capital gains attributable to the Account are not taxed.

3.  INVESTMENTS

    Total shares held and cost of investments at December 31, 1996 were:

-------------------------------------------------------------------------------------------------------------------
                                                                                              SHARES      COST OF
SUB-ACCOUNT                                                                                    HELD     INVESTMENTS
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund.........................................................     15,451   $ 297,964
AIM V.I. Diversified Income Fund...........................................................      7,739      81,492
AIM V.I. Growth Fund.......................................................................     24,427     406,719
AIM V.I. Value Fund........................................................................     22,886     403,869
CIGNA Variable Products Money Market Fund..................................................    183,119     183,119
Fidelity Equity-Income Portfolio...........................................................     14,179     292,551
Fidelity Asset Manager Portfolio...........................................................      4,019      66,729
Fidelity Investment Grade Bond Portfolio...................................................      3,335      40,887
MFS Total Return Series....................................................................      9,198     125,442
MFS Utilities Series.......................................................................        426       5,810
MFS World Governments Series...............................................................        949      10,017
OCC Global Equity Portfolio................................................................      1,214      15,680
OCC Managed Portfolio......................................................................      6,700     230,713
OCC Small Cap Portfolio....................................................................      7,535     161,154
Templeton Asset Allocation Fund............................................................     14,819     303,518
Templeton International Fund...............................................................     20,302     350,912
Templeton Stock Fund.......................................................................      3,999      86,626
-------------------------------------------------------------------------------------------------------------------

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

3.  INVESTMENTS (CONTINUED)
    Total purchases and sales of shares for each of the mutual funds, for the periods noted, amounted to:

-----------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                       PERIOD *                  PURCHASES     SALES
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund..............          May 6, 1996 to December 31, 1996  $  386,550  $  88,965
AIM V.I. Diversified Income Fund................         May 22, 1996 to December 31, 1996      83,874      2,393
AIM V.I. Growth Fund............................         May 22, 1996 to December 31, 1996     446,351     39,969
AIM V.I. Value Fund.............................          May 6, 1996 to December 31, 1996     458,646     55,115
CIGNA Variable Products Money Market Fund.......          May 6, 1996 to December 31, 1996     278,659     95,540
Fidelity Equity-Income Portfolio................          May 6, 1996 to December 31, 1996     333,736     41,535
Fidelity Asset Manager Portfolio................         July 1, 1996 to December 31, 1996     102,703     36,318
Fidelity Investment Grade Bond Portfolio........          May 6, 1996 to December 31, 1996      46,977      6,094
MFS Total Return Series.........................         May 28, 1996 to December 31, 1996     169,286     43,905
MFS Utilities Series............................      August 19, 1996 to December 31, 1996       6,123        312
MFS World Governments Series....................          May 6, 1996 to December 31, 1996      12,460      2,443
OCC Global Equity Portfolio.....................          May 6, 1996 to December 31, 1996      16,391        718
OCC Managed Portfolio...........................         May 28, 1996 to December 31, 1996     289,425     58,886
OCC Small Cap Portfolio.........................         May 21, 1996 to December 31, 1996     165,091      3,963
Templeton Asset Allocation Fund.................          May 6, 1996 to December 31, 1996     341,220     37,951
Templeton International Fund....................         May 21, 1996 to December 31, 1996     384,420     33,664
Templeton Stock Fund............................         May 22, 1996 to December 31, 1996      98,643     11,992
-----------------------------------------------------------------------------------------------------------------

* Date deposits first received.

4.  CHARGES AND DEDUCTIONS

    CG Life assumes the risk that policyholders may live longer than expected and also assumes a mortality risk in connection with the death benefits of the contract. CG Life also assumes a risk that its actual administrative expenses may be higher than amounts deducted for such expenses. CG Life charges each variable sub-account, for mortality and expense risks, a daily deduction, equivalent to .80% per year during the first twelve policy years and .55% per year thereafter. The mortality and expense risk charges, for each sub-account, are reported on the Statements of Operations.

    CG Life deducts a premium load of 5% of each premium payment to cover state taxes and federal income tax liabilities.

    CG Life charges a monthly administrative fee of $15 in the first policy year and $5 in subsequent policy years. This charge is for items such as premium billing and collection, policy value calculation, confirmations and periodic reports.

    CG Life charges a monthly deduction for the cost of insurance and any charges for supplemental riders. The cost of insurance charge depends on the attained age, risk classification, gender classification (in accordance with state law) and the current net amount at risk. On a monthly basis, the administrative fee and the cost of insurance charge are deducted proportionately from the value of each variable sub-account and/or the fixed account funding option. The fixed account is part of the general account of CG Life and is not included in these financial statements.

    Under certain circumstances, CG Life reserves the right to charge a transfer fee of up to $25 for transfers between sub-accounts. For the periods ended December 31, 1996, no transfer fees were deducted from the variable sub-accounts.

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

4.  CHARGES AND DEDUCTIONS (CONTINUED)
    The fees charged by CG Life for premium loads (deducted from premium payments), administrative fees and the amount deducted for the cost of insurance, both of which are included in participant withdrawals, for variable sub-accounts for the periods noted, amounted to:

----------------------------------------------------------------------------------------------------------------------
                                                                                                            COSTS OF
                                                                                 PREMIUM    ADMINISTRATIVE  INSURANCE
SUB-ACCOUNT                                          PERIOD *                     LOADS         FEES       DEDUCTIONS
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation
  Fund.............................          May 6, 1996 to December 31, 1996   $   5,303     $   1,996     $   9,346
AIM V.I. Diversified Income Fund...         May 22, 1996 to December 31, 1996          61           239         2,788
AIM V.I. Growth Fund...............         May 22, 1996 to December 31, 1996       5,698           604         4,799
AIM V.I. Value Fund................          May 6, 1996 to December 31, 1996       4,903         1,658        12,822
CIGNA Variable Products Money
  Market Fund......................          May 6, 1996 to December 31, 1996       1,560           987         9,531
Fidelity Equity-Income Portfolio...          May 6, 1996 to December 31, 1996       2,102           762         7,584
Fidelity Asset Manager Portfolio...         July 1, 1996 to December 31, 1996       1,345           106         1,214
Fidelity Investment Grade Bond
  Portfolio........................          May 6, 1996 to December 31, 1996          34           166         1,114
MFS Total Return Series............         May 28, 1996 to December 31, 1996       2,241           244         2,320
MFS Utilities Series...............      August 19, 1996 to December 31, 1996           4            49           207
MFS World Governments Series.......          May 6, 1996 to December 31, 1996         150            64           562
OCC Global Equity Portfolio........          May 6, 1996 to December 31, 1996          88           131           807
OCC Managed Portfolio..............         May 28, 1996 to December 31, 1996       1,618           809         5,919
OCC Small Cap Portfolio............         May 21, 1996 to December 31, 1996         872           400         3,971
Templeton Asset Allocation Fund....          May 6, 1996 to December 31, 1996         437           163           854
Templeton International Fund.......         May 21, 1996 to December 31, 1996       3,162           985         9,515
Templeton Stock Fund...............         May 22, 1996 to December 31, 1996         448           414         2,929
----------------------------------------------------------------------------------------------------------------------

* Date deposits first received.

    CG Life, upon full surrender of a policy, may charge a surrender charge. This charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. The amount of the surrender charge, if any, will depend on the amount of the death benefit, the amount of premium payments made during the first two policy years and the age of the policy. In no event will the surrender charge exceed the maximum allowed by state or Federal law. No surrender charge is imposed on a partial surrender, but an administrative fee of $25 is imposed, allocated pro-rata among the variable sub-accounts (and, where applicable, the fixed account) from which the partial surrender proceeds are taken. No full surrender or partial surrender administrative charges were paid to CG Life, attributable to the variable sub-accounts, for the periods ended December 31, 1996.

5.  DISTRIBUTION OF NET INCOME

    The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of death benefits, surrenders, and transfers to other fixed or variable sub-accounts.

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

6.  DIVERSIFICATION REQUIREMENTS

    Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable life insurance policy will not be treated as life insurance under Section 7702 of the Code for any period for which the investments of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. CG Life believes, based on assurances from the mutual fund managers, that the mutual funds satisfy the requirements of the regulations.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Connecticut General
Life Insurance Company and Participants of the
CG Variable Life Insurance Separate Account II

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the sub-accounts, AIM Variable Insurance Funds, Inc.--AIM V.I. Capital Appreciation Fund, AIM V.I. Diversified Income Fund, AIM V.I. Growth Fund, AIM V.I. Value Fund; CIGNA Variable Products Group--CIGNA Variable Products Money Market Fund; Fidelity Variable Insurance Products Fund--Equity-Income Portfolio; Fidelity Variable Insurance Products Fund II--Asset Manager Portfolio, Investment Grade Bond Portfolio; MFS Variable Insurance Trust--MFS Total Return Series, MFS Utilities Series, MFS World Governments Series; OCC (formerly Quest for Value) Accumulation Trust--OCC Global Equity Portfolio, OCC Managed Portfolio, OCC Small Cap Portfolio; Templeton Variable Products Series Fund--Templeton Asset Allocation Fund, Templeton International Fund, Templeton Stock Fund (constituting the CG Variable Life Insurance Separate Account II, hereafter referred to as "the Account") at December 31, 1996, the results of each of their operations and the changes in each of their net assets for the periods since inception (as indicated in the financial statements) through December 31, 1996, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1996 by correspondence with the custodians, provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Hartford, Connecticut
February 20, 1997

The mutual funds' annual reports are incorporated herein by reference. Each of them has been electronically filed with the Securities and Exchange Commission in connection with the named entity's status as a registered investment company under the Investment Company Act of 1940:


1. AIM Variable Insurance Funds, Inc.
   Annual Report, December 31, 1996, consisting of 97 partially numbered pages.
   Filed: March 5, 1997, Form Type N-30-D, Registration Statement 811-7452.

2. CIGNA Variable Products Group
   Money Market Fund Annual Report, December 31, 1996, consisting of 18 partially numbered pages. Filed: March 6, 1997, Form Type N-30D, Registration Statement 811-05480.

3. Variable Insurance Products Fund
   Annual Report, December 31, 1996, consisting of 92 partially numbered pages.
   Filed: February 24, 1997, Form Type N-30D, Registration Statement 811-3329

4. Variable Insurance Products Fund II
   Annual Report, December 31, 1996, consisting of 112 partially numbered pages. Filed February 24, 1997, Form Type N-30D, Registration Statement 811-5511

5. MFS - Registered Trademark - Variable Insurance Trust
   (a) MFS - Registered Trademark - Total Return Series Annual Report, December 31, 1996, consisting of 18 partially numbered pages, Filed March 5, 1997
   (b) MFS - Registered Trademark - Utilities Series Annual Report, December 31, 1996, consisting of 18 partially numbered pages, Filed March 4, 1997
   (c) MFS - Registered Trademark - World Governments Series Annual Report, December 31, 1996, consisting of 19 partially numbered pages, Filed March 5, 1997
   Form Type N-30D, Registration Statement 811-8326

6. OCC Accumulation Trust
   Annual Report, December 31, 1996, consisting of 90 unnumbered pages. Filed March 6, 1997, Form Type N-30D, Registration Statement 811-8512

7. Templeton Variable Product Series Fund
   Annual Report, December 31, 1996, consisting of 57 partially numbered pages. Filed March 10, 1997, Form Type N-30D, Registration Statement 811-5479.

This report may be distributed only to current contract holders or to persons who have received a current VUL-I Variable Life Prospectus.




















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                                                 Hartford, CT 06152

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